Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other liabilities [Abstract]
Schedule of Other Liabilities

	2023 £m	2022[1] £m
Reinsurance contract liabilities	8	19
Settlement balances and items in the course of transmission to banks	1,429	1,497
Third party interests in consolidated funds[2]	10,518	10,413
Lease liabilities	1,632	1,317
Other creditors and accruals	5,439	5,518
Total other liabilities	19,026	18,764
1    Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
2    Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.